Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2012
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST XVI
Central Index Key	dei_EntityCentralIndexKey	0000063067
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 25, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2012
MFS Global Multi-Asset Fund (Prospectus Summary) | MFS Global Multi-Asset Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLMAX
MFS Global Multi-Asset Fund (Prospectus Summary) | MFS Global Multi-Asset Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLMBX
MFS Global Multi-Asset Fund (Prospectus Summary) | MFS Global Multi-Asset Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLMCX
MFS Global Multi-Asset Fund (Prospectus Summary) | MFS Global Multi-Asset Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLMIX
MFS Global Multi-Asset Fund (Prospectus Summary) | MFS Global Multi-Asset Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLMRX
MFS Global Multi-Asset Fund (Prospectus Summary) | MFS Global Multi-Asset Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLMSX
MFS Global Multi-Asset Fund (Prospectus Summary) | MFS Global Multi-Asset Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLMTX
MFS Global Multi-Asset Fund (Prospectus Summary) | MFS Global Multi-Asset Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLMUX
MFS Global Multi-Asset Fund (Prospectus Summary) | MFS Global Multi-Asset Fund | R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLMVX